Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,668,000.00
Previously Paid Amount	0.00
Total Fee Amount	319.12
Total Offset Amount	0.00
Net Fee	319.12
Narrative - Max Aggregate Offering Price	$ 3,668,000.00
Final Prospectus	true